Investment Strategy - Weitz Short Duration Bond ETF	Mar. 24, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

The Fund is an actively managed ETF and, thus, does not seek to replicate the performance of a specified index of securities. Instead, it uses an active investment strategy that seeks to meet its investment objective. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, bonds, including derivative instruments or other instruments that have economic characteristics similar to bonds.

Bond include debt securities such as: (1) U.S. Government securities (including securities issued by government-sponsored enterprises); (2) structured products, such as agency and non-agency residential mortgage-backed securities, commercial mortgage-backed securities, other asset-backed securities (such as automobile loans, credit card receivables, other consumer loans and other debt securitizations), and collateralized obligations (such as collateralized debt obligations, collateralized loan obligations and collateralized mortgage obligations) (collectively, “Structured Products”); (3) corporate debt securities; (4) loans and participation interests in loans or loan pools, such as bank loans, commercial loans, mortgage loans and consumer loans (collectively, “Loans”); and (5) securities issued by foreign governments, which may include sovereign debt. The Fund may invest up to 15% of its total assets in debt securities which are unrated or non-investment grade (commonly referred to as “high yield” or “junk bonds”); however, U.S. Government securities, as described above, even if unrated, do not count toward this 15% limit. We consider investment grade to mean rated at least BBB- by one or more nationally recognized credit ratings firms.

The Fund may, but is not required to, use derivatives, such as options, futures contracts, including bond and interest rate futures, and options on futures. The Fund may use derivatives for a variety of purposes, including to attempt to hedge against adverse changes in the market price of securities, interest rates; as a substitute for purchasing or selling securities; to attempt to increase the Fund’s return; to manage portfolio characteristics; and as a cash flow management technique. The Fund may choose not to make use of derivatives for a variety of reasons, and any use may be limited by applicable law and regulations. These derivative instruments will count toward the Fund’s 80% policy only if they have economic characteristics similar to the securities included within that policy.

The Fund may invest in securities issued by non-U.S. issuers, which securities may be denominated in U.S. dollars or foreign currencies. We select debt securities whose yield is sufficiently attractive in view of the risks of ownership. In deciding whether the Fund should invest in particular debt securities, we consider a number of factors such as the price, coupon and yield-to-maturity, as well as the credit quality of the issuer. We review the terms of the debt security, including subordination, default, sinking fund, and early redemption provisions.

The Fund may invest in debt securities of all maturities, but expects to maintain an average effective duration between one to three and a half years. “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund’s overall portfolio (or an individual debt security), the more sensitive its market price will be to changes in interest rates. For example, if interest rates increase by 1%, the market price of a debt security with a duration of 3 years will generally decrease by approximately 3%. Conversely, a 1% decline in interest rates will generally result in an increase of approximately 3% of that security’s market price.

The Fund may also invest in common stocks, preferred stocks and securities convertible into stocks.

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest a high percentage of its assets in a limited number of issuers.

If we determine that circumstances warrant, a greater portion of the Fund’s portfolio may be retained in cash and cash equivalents such as U.S. Government securities or other high-quality debt securities. In the event that the Fund takes such a temporary defensive position, it may not be able to achieve its investment objective during this temporary period.